SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited Condensed Consolidated Financial Statements of the Manager have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and are presented in U.S. Dollars. The Condensed Consolidated Financial Statements, including these notes, are unaudited and exclude some of the disclosures required in annual financial statements. Management believes it has made all necessary adjustments (consisting of only normal recurring items) so that the Condensed Consolidated Financial Statements are presented fairly and that estimates made in preparing its Condensed Consolidated Financial Statements are reasonable. The operating results presented for interim periods are not necessarily indicative of the results that may be expected for any other interim period or for the entire year. These Condensed Consolidated Financial Statements should be read in conjunction with the audited Consolidated Financial Statements included in the Manager's annual report for the year ended December 31, 2023.

Use of Estimates
The preparation of the Condensed Consolidated Financial Statements in accordance with U.S. GAAP requires management to make estimates that affect the amounts reported in the Condensed Consolidated Financial Statements and accompanying notes. Management believes that estimates utilized in the preparation of the Condensed Consolidated Financial Statements are reasonable. Such estimates include those used in the valuation of investments and the accounting for share-based and performance-based compensation. Actual results may differ from those estimates and such differences may be material.
Certain of the comparative figures have been reclassified to conform to the Condensed Consolidated Financial Statement presentation adopted in the current year.

Consolidation
Consolidation
The Manager consolidates all entities that it controls through a majority voting interest and all variable interest entities (“VIE”) for which it is the primary beneficiary. An enterprise is determined to be the primary beneficiary of a VIE if it holds a controlling financial interest. A controlling financial interest is defined as (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. The Manager determines whether it is the primary beneficiary of a VIE at the time it becomes involved with a VIE and upon events warranting reconsideration. In determining whether the Manager is the primary beneficiary, the company evaluates its control rights as well as economic interests in the entity held either directly or indirectly by the company. Investments and redemptions (either by the Manager, affiliates of the company or third parties) and amendments to governing documents could affect an entity’s status as a VIE or the determination of the primary beneficiary, and management will re-evaluate its assessment as or when such events occur. As at June 30, 2024, the Manager is not the primary beneficiary of any VIE.
All intercompany balances and transactions have been eliminated on consolidation.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents represent cash on hand and cash held in banks. Interest income from cash and cash equivalents is recorded in the Condensed Consolidated Statement of Comprehensive Income.

Equity Method Investments
Equity Method Investments
Investments in which the Manager is deemed to exert significant influence, but does not have a controlling financial interest are accounted for using the equity method of accounting. The Manager has significant influence over Brookfield Asset Management ULC and therefore accounts for its investment under the equity method.
The carrying value of equity method investments is determined based on amounts invested by the Company, adjusted for the share of earnings or losses of the investee allocated based on the relevant agreements, less distributions received. Under the equity method of accounting, the Manager's share of earnings from equity investments is included in the share of income from equity method investments in the Condensed Consolidated Statement of Comprehensive Income. The Manager evaluates its equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may not be recoverable.
When the Manager acquires an additional interest in an existing equity method investment, resulting in a step-up in basis, the difference between the purchase price and the Manager's proportionate share of the book value of the investee’s net assets is identified and allocated to the fair value of the identifiable assets and liabilities of the investee at the acquisition date. The excess of the purchase price over the book value of the net assets acquired is allocated to intangible assets and goodwill. The basis difference is generally amortized over the remaining useful lives of the intangible assets, while any amount allocated to goodwill is not amortized but is tested for impairment annually. The amortization of the basis difference affects the Manager’s share of the investee’s net income or loss and is included in the "Share of income from Brookfield Asset Management ULC" line item in the Condensed Consolidated Statement of Comprehensive Income. The amortization periods for the intangible assets to which the basis difference is allocated are consistent with the estimated useful lives of those assets. For interim reporting purposes, the effects of the basis difference amortization are recognized proportionately over the interim periods within the fiscal year.
Refer to Note 3 for further details of the Manager's equity method investments.

Operating Recoveries
Operating Recoveries
Operating Recoveries arise from the AMSA between the Manager and Brookfield Asset Management ULC and the Relationship Agreement between the Manager, Brookfield Asset Management ULC and the Corporation.
Under the AMSA, recoveries are recognized on a cost recovery basis such that neither party receives financial gain nor suffers financial loss. Income generated under the AMSA relating to these services is recognized as Operating Recoveries in the Condensed Consolidated Statement of Comprehensive Income on a gross basis as and when the services are performed by the Manager.
Under the Relationship Agreement, certain employee share-based and performance-based compensation costs are recovered from the Corporation. Income generated under the Relationship Agreement relating to these awards is recognized as Operating Recoveries in the Condensed Consolidated Statement of Comprehensive Income on a gross basis.
Certain liabilities classified as share-based awards covered by the AMSA and the Relationship Agreement are required to be revalued at each balance sheet date. As a result, where the revaluation results in an increase in the share-based award liability, the Corporation and Brookfield Asset Management ULC will reimburse the Manager while conversely, where the revaluation results in a decrease in the share-based award liability, the Manager will be responsible for refunding the difference to the Corporation and Brookfield Asset Management ULC.
Under the TSA, the Manager is responsible for the costs of transitional services provided by Brookfield Asset Management ULC and the Corporation. Such costs are recognized as Operating Recoveries in the Condensed Consolidated Statement of Comprehensive Income when services are performed.
To the extent that Brookfield Asset Management ULC makes payments to the Manager under the AMSA for share-based awards before they vest, such prepayments are recognized by the Manager as deferred income included in Accounts payable and accrued liabilities on the Condensed Consolidated Balance Sheets.
Compensation and Benefits
Compensation and Benefits
Compensation consists of (a) salary and bonus, and benefits paid and payable to employees and (b) share-based compensation associated with the grants of share-based awards to employees of the Manager. Compensation costs relating to the issuance of share-based awards to senior management and employees of the Manager is accounted for in accordance with ASC 718, Compensation - Stock Compensation, which measures the equity-classified awards at fair value on the grant date and expenses the awards over the vesting period. Cash settled share-based awards and awards settled in a variable number of shares for a fixed monetary amount are classified as liabilities and are remeasured at the end of each reporting period, with forfeitures recognized as they occur.
In the normal course of business, the Manager issues share-based compensation awards to employees of Brookfield Asset Management ULC. Such awards are accounted for as awards issued to employees of equity method investees under ASC 323 Investments – Equity Method and Joint Ventures. As the awards vest, the Manager recognizes the entire cost of the awards as an expense included in share of income from equity method investments, as no proportionate funding by the other investors occurs and the Manager does not receive any increase in its relative ownership percentage of Brookfield Asset Management ULC. However, the cost associated with the Manager’s ownership interest is recognized when the Manager recognizes its share of Brookfield Asset Management ULC’s earnings. Brookfield Asset Management ULC reimburses the Manager for such awards, which the Manager recognizes as income included in share of income from equity method investments in the same period as the associated cost of the awards. As such, this arrangement with Brookfield Asset Management ULC has no net impact on the Manager’s Condensed Consolidated Statement of Comprehensive Income. To the extent that Brookfield Asset Management ULC reimburses the Manager for such awards before they vest, the Manager recognizes the reimbursement in additional paid-in capital.
Carried Interest Compensation Expense
Carried Interest Compensation Expense
Carried interest is performance-based compensation associated with realized or unrealized carried interest earned on the performance of investments on a fund-by-fund basis. Employees of the Manager earn carried interest compensation which is subject to both positive and negative adjustments and recoverable from Brookfield Asset Management ULC and the Corporation under the terms of the ASMA and the Relationship Agreement.

Related Parties
Related Parties
In the normal course of operations, the Manager enters into various transactions on market terms with related parties, including amounts in Due from/to affiliates. The Manager and its subsidiaries may also transact with entities that share a common parent. Amounts owed to and by equity method investments are not eliminated on consolidation.
Dividends	Dividends Dividends are reflected in the Condensed Consolidated Financial Statements when declared.
Earnings per Share
Earnings per Share
The Manager uses the two class method to calculate basic and diluted net income per share. Earnings for each period are allocated to participating securities based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. Undistributed losses are not allocated to participating securities that do not have a contractual obligation to share in losses.
Diluted net income per share reflects the impact of dilutive instruments, which are generally determined using the treasury stock method. For potentially dilutive instruments that are also participating securities, the treasury stock method or the two-class method, whichever, produces the more diluted result, is used to determine diluted net income per share.
Other Assets
Other Assets
Other assets include options to acquire shares of the Company. The Manager has elected the measurement alternative for equity investments without readily determinable fair values to be measured at cost minus accumulated impairment, if any. The carrying amount of these investments as of June 30, 2024 was $76 million. For the six months ended June 30, 2024, there has been no downward or upward adjustments made to the carrying amount of these investments due to impairment or observable price changes in orderly transactions for identical or similar investment of the same issuer.